PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Changes in assets limitation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	R$ 554,666	R$ 789,519
Balance at the end of the year	765,655	554,666
Asset Limitation
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	1,257,885	1,102,805
Interest on the asset limitation	108,344	82,048
Changes in the assets limitation, except interest	117,389	73,032
Balance at the end of the year	1,483,618	1,257,885
Post-retirement pension plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	(26,359)	(91,272)
Balance at the end of the year	64,725	(26,359)
Post-retirement pension plans | Asset Limitation
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	1,217,739	1,081,325
Interest on the asset limitation	104,835	80,390
Changes in the assets limitation, except interest	46,240	56,024
Balance at the end of the year	1,368,814	1,217,739
Post-retirement health plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	581,025	880,791
Balance at the end of the year	700,930	581,025
Post-retirement health plans | Asset Limitation
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Balance at the beginning of the year	40,146	21,480
Interest on the asset limitation	3,509	1,658
Changes in the assets limitation, except interest	71,149	17,008
Balance at the end of the year	R$ 114,804	R$ 40,146